Bingham McCutchen LLP
                               150 Federal Street
                              Boston, MA 02110-1726

                                 T 617.951.8000
                                 F 617.951.8736
                                 www.bingham.com

                                   May 6, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Domini Social Investment Trust
         File Nos. 33-29180 and 811-05823

Ladies and Gentlemen:

     On behalf of our client, Domini Social Investment Trust, a Massachusetts business trust (the "Trust"), we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), a preliminary copy of the:

                          - Letter to Shareholders,
                          - Notice of Special Meeting of Shareholders,
                          - Proxy Statement, and
                          - Form of Proxy

to be used in connection with the Special Meeting of Shareholders of the Domini Social Bond Fund, a series of the Trust, to be held on June 28, 2005. In compliance with Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be first given or sent to shareholders on or about May 23, 2005.

     If you have any comments or questions, please do not hesitate to call the undersigned at (617) 951-8760.

                                                     Sincerely,

                                                     /s/ Toby R. Serkin
                                                     Toby R. Serkin